Loans and Allowance for Loan Losses (Details 3) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for loan losses:
Individually evaluated for impairment	$ 1,333	$ 1,080
Collectively evaluated for impairment	9,519	8,806
Total	10,852	9,886	$ 8,604	$ 9,099
Loans outstanding:
Individually evaluated for impairment	10,356	9,144
Collectively evaluated for impairment	1,058,076	964,885
Total	1,068,432	974,029
Commercial, financial, and agricultural
Allowance for loan losses:
Individually evaluated for impairment	500	469
Collectively evaluated for impairment	2,825	2,284
Total	3,325	2,753	2,153	1,779
Loans outstanding:
Individually evaluated for impairment	3,007	1,617
Collectively evaluated for impairment	189,231	181,264
Total	192,238	182,881
Residential real estate | Construction
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	170	108
Total	170	108	59	171
Loans outstanding:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	26,492	18,907
Total	26,492	18,907
Residential real estate | Mortgages
Allowance for loan losses:
Individually evaluated for impairment	521	319
Collectively evaluated for impairment	1,168	2,066
Total	1,689	2,385	2,439	2,527
Loans outstanding:
Individually evaluated for impairment	5,072	5,471
Collectively evaluated for impairment	241,682	254,429
Total	246,754	259,900
Commercial real estate | Construction
Allowance for loan losses:
Individually evaluated for impairment	48	7
Collectively evaluated for impairment	759	406
Total	807	413	644	466
Loans outstanding:
Individually evaluated for impairment	97	49
Collectively evaluated for impairment	98,243	55,604
Total	98,340	55,653
Commercial real estate | Mortgages
Allowance for loan losses:
Individually evaluated for impairment	243	277
Collectively evaluated for impairment	4,194	3,516
Total	4,437	3,793	2,935	3,846
Loans outstanding:
Individually evaluated for impairment	2,004	1,918
Collectively evaluated for impairment	470,451	424,552
Total	472,455	426,470
Installment and other consumer
Allowance for loan losses:
Individually evaluated for impairment	21	8
Collectively evaluated for impairment	324	266
Total	345	274	273	270
Loans outstanding:
Individually evaluated for impairment	176	89
Collectively evaluated for impairment	31,977	30,129
Total	32,153	30,218
Unallocated
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	79	160
Total	79	160	$ 101	$ 40
Loans outstanding:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	0	0
Total	$ 0	$ 0